JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

February 3, 2014

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust
File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 23, 2014, filed pursuant to Rule 497(e), for the following fund of the above mentioned Trust:

JNL Institutional Alt 20 Fund

JNL Institutional Alt 35 Fund

JNL Institutional Alt 50 Fund

JNL Institutional Alt 65 Fund

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee

enc.